Financial Assets and Liabilities Measured at Fair Value - Summary of Assets and Liabilities Measured at Fair Value (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 1 [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	€ 9,310	€ 7,552	€ 6,825
Financial liabilities	75	85	24
Level 1 [Member] | Quoted Equity Investments [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	1,568	900	1,451
Level 1 [Member] | Quoted Debt Securities [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	199	113	56
Level 1 [Member] | Financial Assets Recognized Under the Fair Value Option [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	336	329	276
Level 1 [Member] | Mutual Fund Investments [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	7,207	6,210	5,042
Level 1 [Member] | CVRs Issued in Connection with the Acquisition of Genzyme [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial liabilities	75	85	24
Level 2 [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	196	210	218
Financial liabilities	74	132	85
Level 2 [Member] | Non-current Derivatives [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	63	102	120
Level 2 [Member] | Current Derivatives [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	133	108	98
Level 2 [Member] | Non-current Derivatives [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial liabilities	16		3
Level 2 [Member] | Current Derivatives [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial liabilities	58	132	82
Level 3 [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	465	570	102
Financial liabilities	1,294	1,491	1,227
Level 3 [Member] | Unquoted Equity Investments [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	123	112	102
Level 3 [Member] | Liabilities Related to Non-controlling Interests [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial assets	342	458
Level 3 [Member] | Bayer Contingent Purchase Consideration Arising from the Acquisition of Genzyme [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial liabilities	701	1,013	1,040
Level 3 [Member] | MSD Contingent Consideration European Vaccines Business [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial liabilities	420	354
Level 3 [Member] | Other Contingent Consideration Arising From Business Combinations [Member]
Disclosure Of Information On Income Statement [Line Items]
Financial liabilities	81	1	6
Level 3 [Member] | Liabilities Related to Non-Controlling Interests [member]
Disclosure Of Information On Income Statement [Line Items]
Financial liabilities	€ 92	€ 123	€ 181